Note 12 - Share Capital and Reserves - Continuity of Warrants (Details)	12 Months Ended					36 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares		Dec. 31, 2015 CAD ($) shares		Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Exercise price	$ 1.44	$ 1.44		$ 1.47		$ 2.27
Exercised	(1.01)	(1.55)
Balance, outstanding and exercisable	3,697,152	9,109,944		6,610,000		6,610,000
Issued, outstanding and exercisable (in shares) | shares	6,502,249	1,660,485		4,547,944
Exercised, outstanding and exercisable (in shares) | shares	(2,017,139)	(4,627,867)
Expired/Cancelled, outstanding and exercisable (in shares) | shares	(50,000)	(2,445,410)		(2,048,000)
Balance, outstanding and exercisable	8,132,262	3,697,152		9,109,944		8,132,262
Balance, weighted average exercise price	$ 1.44	$ 1.47		$ 1.70		$ 1.70
Issued, weighted average exercise price	$ 2.34	$ 1.98		$ 1.37
Exercised, weighted average exercise price	1.01	1.55
Expired/Cancelled, weighted average exercise price	$ 1	$ 1.71		$ 1.99
Balance, weighted average exercise price	2.27	$ 1.44		1.47		2.27
Warrants expiring November 17, 2017 [member]
Statement Line Items [Line Items]
Exercise price	$ 1					$ 1
Balance	2,036,667
Number of warrants
Exercised	(1,986,667)
Expired/Cancelled	(50,000)
Balance		2,036,667
Exercised, weighted average exercise price	1,986,667
Balance, weighted average exercise price	$ 1					$ 1
Warrants expiring February 11, 2016, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.76	$ 1.76		$ 1.76	[1]
Balance		2,210,000
Number of warrants				2,210,000
Exercised
Expired/Cancelled		(2,210,000)
Balance				2,210,000
Balance, weighted average exercise price	$ 1.76	$ 1.76	[1]
Exercised, weighted average exercise price
Balance, weighted average exercise price		$ 1.76		$ 1.76	[1]
Warrants expiring August 1, 2015, first set [Member]
Statement Line Items [Line Items]
Exercise price		$ 1.50		$ 1.50		48,000
Balance
Number of warrants
Exercised
Expired/Cancelled				(48,000)
Balance
Balance, weighted average exercise price		$ 1.50		$ 48,000		48,000
Exercised, weighted average exercise price
Balance, weighted average exercise price				$ 1.50
Warrants expiring November 25, 2018, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 2	$ 2				$ 2
Balance	1,614,541
Number of warrants		1,614,541
Exercised
Expired/Cancelled
Balance	1,614,541	1,614,541				1,614,541
Balance, weighted average exercise price	$ 2
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2	$ 2				$ 2
Warrants expiring February 11, 2016, second set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.12	$ 1.12		$ 1.12	[1]
Balance		49,410
Number of warrants				49,410
Exercised
Expired/Cancelled		(49,410)
Balance				49,410
Balance, weighted average exercise price	$ 1.12	$ 1.12	[1]
Exercised, weighted average exercise price
Balance, weighted average exercise price		$ 1.12		$ 1.12	[1]
Warrants expiring August 1, 2015, second set [Member]
Statement Line Items [Line Items]
Exercise price		$ 2		$ 2		2,000,000
Balance
Number of warrants
Exercised
Expired/Cancelled				(2,000,000)
Balance
Balance, weighted average exercise price		$ 2		$ 2,000,000		2,000,000
Exercised, weighted average exercise price
Balance, weighted average exercise price				$ 2
Warrants expiring November 25, 2018, second set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.44	$ 1.44				$ 1.44
Balance	45,944
Number of warrants		45,944
Exercised	(22,972)
Expired/Cancelled
Balance	22,972	45,944				22,972
Balance, weighted average exercise price	$ 1.44
Exercised, weighted average exercise price	22,972
Balance, weighted average exercise price	$ 1.44	$ 1.44				$ 1.44
Warrants expiring July 17, 2016, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.58	$ 1.58		$ 1.58	[1]	4,376,000
Balance		4,376,000
Number of warrants
Exercised		(4,376,000)
Expired/Cancelled
Balance				4,376,000
Balance, weighted average exercise price	$ 1.58	$ 1.58	[1]	$ 4,376,000		4,376,000
Exercised, weighted average exercise price		4,376,000
Balance, weighted average exercise price		$ 1.58		$ 1.58	[1]
Warrants expiring June 1, 2019 [member]
Statement Line Items [Line Items]
Exercise price	$ 2					$ 2
Balance
Number of warrants	295,734
Exercised
Expired/Cancelled
Balance	295,734					295,734
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2					$ 2
Warrants expiring July 17, 2016, second set [Member]
Statement Line Items [Line Items]
Exercise price	$ 1.32	$ 1.32		$ 1.32	[1]	186,000
Balance		186,000
Number of warrants
Exercised
Expired/Cancelled		(186,000)
Balance				186,000
Balance, weighted average exercise price	$ 1.32	$ 1.32	[1]	$ 186,000		186,000
Exercised, weighted average exercise price
Balance, weighted average exercise price		$ 1.32		$ 1.32	[1]
Warrants expiring August 7, 2019, first set [member]
Statement Line Items [Line Items]
Exercise price	$ 2					$ 2
Balance
Number of warrants	1,259,704
Exercised
Expired/Cancelled
Balance	1,259,704					1,259,704
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2					$ 2
Warrants expiring November 17, 2017, first set [Member]
Statement Line Items [Line Items]
Exercise price	$ 1	$ 1		$ 1
Balance	2,036,667	2,253,334
Number of warrants				2,253,334
Exercised		(216,667)
Expired/Cancelled
Balance		2,036,667		2,253,334
Balance, weighted average exercise price	$ 1	$ 1
Exercised, weighted average exercise price		216,667
Balance, weighted average exercise price		$ 1		$ 1
Warrants expiring August 7, 2019, second set [member]
Statement Line Items [Line Items]
Exercise price	$ 1.35					$ 1.35
Balance
Number of warrants	17,911
Exercised	(7,500)
Expired/Cancelled
Balance	10,411					10,411
Exercised, weighted average exercise price	7,500
Balance, weighted average exercise price	$ 1.35					$ 1.35
Warrants expiring November 17, 2017, second set [Member]
Statement Line Items [Line Items]
Exercise price	$ 0.77	$ 0.77		$ 0.77
Balance		35,200
Number of warrants				35,200
Exercised		(35,200)
Expired/Cancelled
Balance				35,200
Balance, weighted average exercise price	$ 0.77	$ 0.77
Exercised, weighted average exercise price		35,200
Balance, weighted average exercise price		$ 0.77		$ 0.77
Warrants expiring June 1, 2020 [member]
Statement Line Items [Line Items]
Exercise price	$ 2.45					$ 2.45
Balance
Number of warrants	4,928,900
Exercised
Expired/Cancelled
Balance	4,928,900					4,928,900
Exercised, weighted average exercise price
Balance, weighted average exercise price	$ 2.45					$ 2.45

[1]	On August 28, 2015, the Company adjusted the exercise price on outstanding warrants proportionately to reflect the value transferred to Almadex.